METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED JANUARY 12, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011 (THE "PROSPECTUS")

ARTIO INTERNATIONAL STOCK PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the "Fund") has approved a change of subadviser for the Artio International Stock Portfolio (the "Portfolio") from Artio Global Management LLC ("Artio") to Baillie Gifford Overseas Limited ("Baillie Gifford") to be effective February 1, 2012, pursuant to a new subadvisory agreement between the Fund's investment adviser, MetLife Advisers, LLC, and Baillie Gifford. Effective February 1, 2012, the name of the Portfolio will change to Baillie Gifford International Stock Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Fund's Prospectus to Artio will change to Baillie Gifford. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Artio and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the sections of the Prospectus describing the Portfolio are effective February 1, 2012:

In the table entitled "Annual Portfolio Operating Expenses" of the subsection entitled "Portfolio Summary – Fees and Expenses of the Portfolio," footnote (1) is replaced with the following:

MetLife Advisers, LLC, has contractually agreed for the period February 1, 2012 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.86% for the first $156.25 million of the Portfolio's average daily net assets, 0.78% for the next $243.75 million, 0.68% for the next $500 million and 0.65% for amounts over $900 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

In the subsection entitled "Portfolio Summary – Principal Investment Strategies," the last three sentences of the first paragraph are replaced with the following:

The Portfolio typically invests in companies with a minimum market capitalization of $1 billion. The Portfolio normally invests in at least four different countries and at least 65% of its total assets in no fewer than three different countries outside the U.S. The Portfolio may make significant investments in securities of emerging market issuers, and the percentage of the Portfolio invested in emerging market issuers may exceed, under normal circumstances, the percentage of the MSCI All Country World ex-U.S. Index (the "Index") represented by emerging market issuers by up to 15 percentage points. For example, if securities of emerging market issuers represent 25% of the value of the Index, the Portfolio could, under normal circumstances, invest up to 40% of its total assets in securities of emerging market issuers.

The subsection entitled "Portfolio Summary – Principal Investment Strategies – Stock Selection" is deleted in its entirety and replaced with the following:

Stock Selection

Baillie Gifford's investment philosophy is to make long term investments in well-managed businesses which enjoy sustainable, competitive advantages. The aim is to select stocks for the Portfolio that can sustain above average growth in earnings and cash flow. Asset allocation is therefore the result of individual stock decisions. Baillie Gifford believes understanding the long-term available opportunity and competitive advantage of companies is more important than short-term economic indicators. Baillie Gifford gains an in-depth knowledge of individual companies through fundamental in-house analysis in order to develop a view about their prospects. This view is compared to that of the consensus, and any discrepancies present an opportunity to add value in the Portfolio.

Research is organized primarily by geography, but Baillie Gifford also has a number of global sector specialists. For every investment under consideration, Baillie Gifford considers three aspects—the opportunity available to the company, its ability to execute on that opportunity and the valuation of the business. Considerations include the growth rates and structure of the industry in which a company operates and any enduring barriers to entry or cost advantages, whether the company finances growth from internally generated cash flow and management's approach to capital allocation and shareholders, and the extent to which the market might already appreciate these strengths.

The subsection entitled "Portfolio Summary – Primary Risks – Portfolio Turnover Risk" is deleted in its entirety.

In the subsection entitled "Portfolio Summary – Past Performance," the first paragraph is replaced with the following:

The information below shows the volatility of the Portfolio's returns from year to year and how the Portfolio's average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. On February 1, 2012, Baillie Gifford succeeded Artio Global Management LLC (formerly, Julius Baer Investment Management LLC) ("Artio") as subadviser to the Portfolio. On January 7, 2008, Artio succeeded Fidelity Management & Research Company ("FMR") as subadviser to the Portfolio. On December 16, 2003, FMR succeeded Putnam Investment Management, LLC ("Putnam") as subadviser to the Portfolio. The performance information set forth below relates to the last ten full calendar years and, therefore, reflects the management of Putnam, FMR and Artio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.